Ivy Managed European/Pacific Fund

Summary Prospectus   |   July 31, 2013, as supplemented February 24, 2014

Share Class (Ticker):    Class A Shares (IVMAX), Class B Shares (IVMBX), Class C Shares (IVMCX), Class I Shares (IVMIX), Class R Shares (IYEPX), Class Y Shares (IVMYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to IMCompliance@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 31, 2013 (as each may be amended or supplemented) are incorporated herein by reference.

In connection with the reorganization of Ivy Managed European/Pacific Fund into Ivy Managed International Opportunities Fund, Ivy Managed European/Pacific Fund will be closed to new investors on or about February 25, 2014, and will be closed to additional purchases by current shareholders on or about March 13, 2014. See “Principal Investment Strategies” below for additional information.

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 207 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 125 of the Fund’s statement of additional information (SAI). Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None
Maximum Account Fee	None	[2]	None		None	[2]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.31%	0.48%	0.33%	0.19%	0.27%	0.16%
Acquired Fund Fees and Expenses[3]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses[4]	1.82%	2.74%	2.59%	1.45%	2.03%	1.67%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.82%	2.74%	2.59%	1.45%	2.03%	1.67%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the Fund’s most recent fiscal year.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through July 31, 2014, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$749	$1,115	$1,504	$2,589
Class B Shares	677	1,150	1,550	2,849
Class C Shares	262	805	1,375	2,925
Class I Shares	148	459	792	1,735
Class R Shares	206	637	1,093	2,358
Class Y Shares	170	526	907	1,976

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$749	$1,115	$1,504	$2,589
Class B Shares	277	850	1,450	2,849
Class C Shares	262	805	1,375	2,925
Class I Shares	148	459	792	1,735
Class R Shares	206	637	1,093	2,358
Class Y Shares	170	526	907	1,976

Portfolio Turnover

The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Important Information Regarding Future Fund Changes: On November 12, 2013, the Board of Trustees of Ivy Funds (the “Trust”) approved the reorganization of Ivy Managed European/Pacific Fund into Ivy Managed International Opportunities Fund, each a series of the Trust. Shareholders of Ivy Managed European/Pacific Fund will receive an Information Statement / Prospectus regarding the reorganization, which is expected to be completed in the first quarter of 2014. For additional information regarding the investment objective, strategies and principal risks of Ivy Managed International Opportunities Fund, please see that Fund’s summary prospectus.

Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and emerging market companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Emerging Markets Equity Fund (formerly known as Ivy Pacific Opportunities Fund) (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and emerging market countries, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund’s objective.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy Emerging Markets Equity Fund	90%	10%
Ivy European Opportunities Fund	90%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies that are (i) from countries considered to be emerging market countries or (ii) economically linked to emerging market countries, including, but not limited to, companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds it holds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of multiple broad-based securities market indexes. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Effective February 11, 2014, the name of one of the Fund’s underlying funds, Ivy Pacific Opportunities Fund, was changed to Ivy Emerging Markets Equity Fund and its strategy was changed to reflect a concentration in emerging market equity securities. Performance prior to such time in part reflects the Ivy Pacific Opportunities Fund’s former strategy to invest primarily in Pacific region equity securities, and the Fund’s performance may have differed if the Ivy Emerging Markets Equity Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 33.27% (the second quarter of 2009) and the lowest quarterly return was -26.12% (the third quarter of 2011). The Class A return for the year through June 30, 2013 was -6.84%.

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Class
Class A (began on 04-02-2007)
Return Before Taxes	11.18%	-5.43%	-1.77%
Return After Taxes on Distributions	11.10%	-5.83%	-2.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.41%	-4.63%	-1.63%
Class B (began on 04-02-2007)
Return Before Taxes	13.37%	-5.39%	-1.81%
Class C (began on 04-02-2007)
Return Before Taxes	17.45%	-5.07%	-1.54%
Class I (began on 04-02-2007)
Return Before Taxes	18.05%	-3.94%	-0.36%
Class R (began on 12-19-2012)
Return Before Taxes	N/A	N/A	1.13%
Class Y (began on 04-02-2007)
Return Before Taxes	18.04%	-4.25%	-0.67%

Indexes	1 Year	5 Years	Life of Class
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	22.36%	-0.16%	5.72%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	19.12%	-4.34%	-2.24%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael L. Avery, Executive Vice President of IICO, has managed the Fund since April 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500	*
For accounts opened with Automatic Investment Service (AIS)	$50	*
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25	*
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

*	Effective January 1, 2014, for Class A and Class C shares, the minimum amount to open an account will increase to $750 from $500, the minimum amount to open an account with AIS will increase to $150 from $50, and the minimum amount to add an AIS to an account will increase to $50 from $25.

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-IVMAX